Weighted Average Assumptions Used In Determining Benefit Obligations (Detail)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.20%	4.60%	4.20%	5.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.30%	4.60%
Rate of compensation increases	3.00%	3.00%
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.20%	4.60%